FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 3,455
Exchange and other adjustments	(17)	£ 12	£ 8
Additions (repayments)	(197)	116	90
Impact of transfers between stages	1,469	604	485
Other changes in credit quality	2,327	798	543
Methodology and model changes	152	14	(20)
Ending balance allowance for expected credit losses	6,247	3,455
Net carrying amount, loans and advances to banks	10,746	9,775	6,283
Net carrying amount, loans and advances to customers	498,843	494,988
Net carrying amount debt securities	5,405	5,544
Total financial assets at amortised cost	514,994	510,307
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	2	2
Exchange and other adjustments	(1)	0
Additions (repayments)	0	0
Charge to the income statement	5
Ending balance allowance for expected credit losses	6	2	2
Loans and advances to banks | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	2	2
Exchange and other adjustments	(1)	0
Additions (repayments)	0	0
Charge to the income statement	5
Ending balance allowance for expected credit losses	6	2	2
Loans and advances to banks | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to banks | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to banks | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3,259	3,150
Exchange and other adjustments	74	312
Additions (repayments)	127	(139)
Impact of transfers between stages	1,367	598
Other changes in credit quality	2,204	834
Methodology and model changes	152	14
Charge to the income statement	3,850	1,307
Advances written off	(1,626)	(1,882)
Recoveries of advances written off in previous years	250	425
Discount unwind	(47)	(53)
Ending balance allowance for expected credit losses	5,760	3,259	3,150
Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	675	525
Exchange and other adjustments	0	11
Additions (repayments)	50	91
Impact of transfers between stages	(166)	(14)
Other changes in credit quality	857	29
Methodology and model changes	(44)	33
Charge to the income statement	697	139
Ending balance allowance for expected credit losses	1,372	675	525
Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	995	994
Exchange and other adjustments	(1)	(9)
Additions (repayments)	145	(46)
Impact of transfers between stages	852	83
Other changes in credit quality	(16)	0
Methodology and model changes	170	(27)
Charge to the income statement	1,151	10
Ending balance allowance for expected credit losses	2,145	995	994
Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,447	1,553
Exchange and other adjustments	54	27
Additions (repayments)	(38)	(97)
Impact of transfers between stages	681	529
Other changes in credit quality	1,196	911
Methodology and model changes	26	8
Charge to the income statement	1,865	1,351
Advances written off	(1,587)	(1,828)
Recoveries of advances written off in previous years	250	397
Discount unwind	(47)	(53)
Ending balance allowance for expected credit losses	1,982	1,447	1,553
Loans and advances to customers | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	142	78
Exchange and other adjustments	21	283
Additions (repayments)	(30)	(87)
Other changes in credit quality	167	(106)
Methodology and model changes	0	0
Charge to the income statement	137	(193)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Discount unwind	0	0
Ending balance allowance for expected credit losses	261	142	78
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3	6
Exchange and other adjustments	0	(2)
Additions (repayments)	0	0
Charge to the income statement	1
Advances written off	(1)	(1)
Ending balance allowance for expected credit losses	3	3	6
Debt securities | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	1
Ending balance allowance for expected credit losses	1	0	0
Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3	6
Exchange and other adjustments	0	(2)
Additions (repayments)	0	0
Charge to the income statement	0
Advances written off	(1)	(1)
Ending balance allowance for expected credit losses	2	3	6
Debt securities | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Charge to the income statement	0
Advances written off	0	0
Ending balance allowance for expected credit losses	0	0	0
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	201
Ending balance allowance for expected credit losses	192	201
Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	146	229
Stage 1 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(143)	(222)
Stage 1 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(3)	(7)
Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(218)	(53)
Stage 2 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	268	92
Stage 2 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(50)	(39)
Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(9)	(15)
Stage 3 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(156)	(140)
Stage 3 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	165	155
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks gross carrying amount	9,777	6,285
Beginning balance allowance for expected credit losses	2
Exchange and other adjustments	50	(218)
Additions (repayments)	925	3,710
Ending balance of loans and advances to banks gross carrying amount	10,752	9,777	6,285
Ending balance allowance for expected credit losses	6	2
Net carrying amount, loans and advances to banks	10,746	9,775
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	498,247	488,008
Beginning balance allowance for expected credit losses	3,259
Exchange and other adjustments	819	(202)
Additions (repayments)	6,913	8,204
Impact of transfers between stages	0	0
Advances written off	(1,626)	(1,882)
Recoveries of advances written off in previous years	250	425
Ending balance of loans and advances to customers gross carrying amount	504,603	498,247	488,008
Ending balance allowance for expected credit losses	5,760	3,259
Net carrying amount, loans and advances to customers	498,843	494,988
Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0	0
Impact of transfers between stages | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	1,367	598
Impact of transfers between stages | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(85)	(175)
Impact of transfers between stages | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	883	353
Impact of transfers between stages | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	569	420
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	5,547	5,244
Beginning balance allowance for expected credit losses	3
Exchange and other adjustments	(21)	(96)
Additions (repayments)	(117)	400
Advances written off	(1)	(1)
Ending balance of debt securities gross carrying amount	5,408	5,547	5,244
Ending balance allowance for expected credit losses	3	3
Net carrying amount debt securities	5,405	5,544
Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	448,722	464,619
Stage 1 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks gross carrying amount	9,777	6,282
Beginning balance allowance for expected credit losses	2
Exchange and other adjustments	50	(218)
Additions (repayments)	925	3,713
Ending balance of loans and advances to banks gross carrying amount	10,752	9,777	6,282
Ending balance allowance for expected credit losses	6	2
Net carrying amount, loans and advances to banks	10,746	9,775
Stage 1 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	449,975	441,531
Beginning balance allowance for expected credit losses	675
Exchange and other adjustments	1,308	(498)
Additions (repayments)	8,176	13,554
Impact of transfers between stages	(25,516)	(8,306)
Ending balance of loans and advances to customers gross carrying amount	433,943	449,975	441,531
Ending balance allowance for expected credit losses	1,372	675
Net carrying amount, loans and advances to customers	432,571	449,300
Stage 1 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	4,972	6,318
Stage 1 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(28,855)	(13,084)
Stage 1 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(1,633)	(1,540)
Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	5,544	5,238
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	(21)	(94)
Additions (repayments)	(117)	400
Ending balance of debt securities gross carrying amount	5,406	5,544	5,238
Ending balance allowance for expected credit losses	1	0
Net carrying amount debt securities	5,405	5,544
Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	49,514	27,548
Stage 2 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks gross carrying amount	0	3
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	(3)
Ending balance of loans and advances to banks gross carrying amount	0	0	3
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks	0	0
Stage 2 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	28,543	25,345
Beginning balance allowance for expected credit losses	995
Exchange and other adjustments	(59)	(34)
Additions (repayments)	695	(2,558)
Impact of transfers between stages	22,480	5,790
Ending balance of loans and advances to customers gross carrying amount	51,659	28,543	25,345
Ending balance allowance for expected credit losses	2,145	995
Net carrying amount, loans and advances to customers	49,514	27,548
Stage 2 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(4,956)	(6,286)
Stage 2 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	29,467	13,516
Stage 2 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(2,031)	(1,440)
Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	0	0
Beginning balance allowance for expected credit losses		0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance of debt securities gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0		0
Net carrying amount debt securities	0	0
Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	4,508	4,568
Stage 3 | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance of loans and advances to banks gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks	0	0
Stage 3 | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	6,015	5,741
Beginning balance allowance for expected credit losses	1,447
Exchange and other adjustments	(422)	47
Additions (repayments)	(802)	(858)
Impact of transfers between stages	3,036	2,516
Advances written off	(1,587)	(1,828)
Recoveries of advances written off in previous years	250	397
Ending balance of loans and advances to customers gross carrying amount	6,490	6,015	5,741
Ending balance allowance for expected credit losses	1,982	1,447
Net carrying amount, loans and advances to customers	4,508	4,568
Stage 3 | Loans and advances to customers | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(16)	(32)
Stage 3 | Loans and advances to customers | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(612)	(432)
Stage 3 | Loans and advances to customers | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	3,664	2,980
Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	3	6
Beginning balance allowance for expected credit losses	3
Exchange and other adjustments	0	(2)
Additions (repayments)	0	0
Advances written off	(1)	(1)
Ending balance of debt securities gross carrying amount	2	3	6
Ending balance allowance for expected credit losses	2	3
Net carrying amount debt securities	0	0
POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	12,250	13,572
POCI | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Ending balance of loans and advances to banks gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks	0	0
POCI | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers gross carrying amount	13,714	15,391
Beginning balance allowance for expected credit losses	142
Exchange and other adjustments	(8)	283
Additions (repayments)	(1,156)	(1,934)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Ending balance of loans and advances to customers gross carrying amount	12,511	13,714	15,391
Ending balance allowance for expected credit losses	261	142
Net carrying amount, loans and advances to customers	12,250	13,572
POCI | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions (repayments)	0	0
Advances written off	0	0
Ending balance of debt securities gross carrying amount	0	0	£ 0
Ending balance allowance for expected credit losses	0	0
Net carrying amount debt securities	£ 0	£ 0